Financial Instruments and Related Risk Management (Summary of Foreign Currency Derivatives) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Foreign Currency Derviatives [Line Items]
Foreign exchange gain (loss)	$ 14	$ (10)
Foreign exchange loss - net of related derivatives	360	91
Loss on foreign currency derivatives at fair value through profit or loss	249	13
Hyperinflationary Loss	$ 97	$ 114